Taxation (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
Taxation [Line Items]
Percentage of statutory income tax rate	25.00%	25.00%	25.00%
Percentage of current tax rate	16.50%
Reconfirmed as high and new technology enterprise	3 years
Percentage preferential income tax rate	15.00%
Valuation allowance (in Yuan Renminbi)		¥ 159,513	¥ 145,788	¥ 171,635		¥ 134,534
Operating tax loss carry forwards (in Yuan Renminbi)				855,071
Operating loss carryforward expiration period	5 years
Percentage withholding income tax dividends distributed by foreign-invested entity ("FIE")	10.00%
Withholding tax rate lowered if foreign investor owns shares of FIE	5.00%
Percentage share of FIE own directly by foreign investor	25.00%
Underpayment of taxes				100,000	$ (15,488)
New York [Member]
Taxation [Line Items]
Percentage of statutory income tax rate	8.00%
Hong Kong [Member]
Taxation [Line Items]
Profits earned amount (in Dollars) | $	$ 2.0
Percentage of current tax rate	8.25%
Percentage of tax rate	16.50%
Operating tax loss carry forwards (in Yuan Renminbi)		330		332
China [Member]
Taxation [Line Items]
Percentage of statutory income tax rate	25.00%
Reconfirmed as high and new technology enterprise	3 years
Percentage preferential income tax rate	15.00%
Operating tax loss carry forwards (in Yuan Renminbi)		¥ 369,363		¥ 855,071
Operating loss carryforward expiration period	10 years
Minimum [Member]
Taxation [Line Items]
Operating loss carryforward expiration period	5 years
Maximum [Member]
Taxation [Line Items]
Operating loss carryforward expiration period	10 years